Statement of Net Assets
December 31, 1995 (unaudited)

SHARES          COMPANY                                         Market Value
COMMON STOCKS -  41.31%
BASIC MATERIALS -  7.92%
    50  Cyprus Amax Minerals Co.                            $       1,306
   100  Huntco, Inc. Cl. A                                          1,537
    25  International Paper Co.                                       947
    50  Weyerhaeuser Co.                                            2,162
   100  Worthington Industries, Inc.                                2,081
                                                                    8,033
CAPITAL GOODS - 2.67%
    50  Browning-Ferris Industries, Inc.                            1,475
    75  Giddings & Lewis, Inc.                                      1,237
                                                                    2,712
CONSUMER CYCLICAL - 11.65%
    75  Bassett Furniture Industries, Inc.                          1,744
    50  Dillard Department Stores, Inc. Cl. A                       1,425
   100  Limited (The), Inc.                                         1,737
   300  O'Sullivan Industries Holdings, Inc.                        1,987
    25  Penney (J.C.) Co., Inc.                                     1,191
   200  Stride Rite Corp.                                           1,500
   100  Wal-Mart Stores, Inc.                                       2,237
                                                                   11,821
CONSUMER STAPLES -  8.64%
   100  Archer-Daniels-Midland Co.                                  1,800
   100  Exabyte Corp.                                               1,463
   100  Lance, Inc.                                                 1,638
    75  Rubbermaid, Inc.                                            1,913
   200  VICORP Restaurants, Inc.                                    1,950
                                                                    8,764
ENERGY - 4.62%
    25  Murphy Oil Corp.                                            1,038
    50  Phillips Petroleum Co.                                      1,706
   100  USX-Marathon Group                                          1,950
                                                                    4,694
MISCELLANEOUS - 1.49%
   100  ACX Technologies, Inc.                                      1,513
TECHNOLOGY - 2.90%
   100  Brinker International, Inc.                                 1,513
   100  Novell, Inc.                                                1,425
                                                                    2,938
UTILITIES - 1.42%
   150  Niagara Mohawk Power Corp.                                  1,444
TOTAL COMMON STOCKS - 41.31%                                       41,919

COMMON STOCKS (ADR'S) - 3.83%
FRANCE
   100  Alcatel Alsthom                                             1,750
   100  Rhone-Poulenc S.A.                                          2,138
TOTAL COMMON STOCKS (ADR'S) - 3.83%                                 3,888



GOVERNMENT SPONSORED ENTERPRISE - 4.99%
$  5,000  Federal National Mortgage Association Discount Notes,
            6.05%, due November 10, 1997                           5,063

U.S. GOVERNMENT SECURITIES - 24.70%
   5,000  U.S. Treasury Notes, 4.75%, due February 15, 1997        4,970
   5,000  U.S. Treasury Notes, 6.125%, due May 31, 1997            5,061
   5,000  U.S. Treasury Notes, 5.625%, due August 31, 1997         5,032
   5,000  U.S. Treasury Notes, 5.375%, due November 30, 1997       5,016
   5,000  U.S. Treasury Notes, 5.125%, due February 28, 1998       4,991
                                                                  25,070
REPURCHASE AGREEMENT - 19.71%
  20,000 Northern Trust Co., 5.10%, due January 2, 1996
           (Collateralized by U.S. Treasury Notes,
           7.50%, due February 29, 1996)                          20,000
TOTAL INVESTMENTS - 94.54%                                $       95,940

Other assets less liabilities - 5.46%                              5,536

TOTAL NET ASSETS - 100.00%
  (equivalent to $10.03 per share;
  10,000,000 shares of $1.00 par value
  capital shares authorized;
  10,122 shares outstanding)                             $       101,476


ADR- American Depository Receipt




See accompanying Notes to Financial Statements.

Statement of Assets and Liabilities
December 31, 1995 (unaudited)


ASSETS:
 Investment securities, at market value
   (identified cost $95,681)                                   $       95,940
 Cash                                                                   5,169
 Dividends receivable                                                       2
 Interest receivable                                                      365
   Total assets                                                       101,476
NET ASSETS                                                    $       101,476

NET ASSETS CONSIST OF:
 Capital (capital stock and paid-in capital)                  $       101,221
 Accumulated undistributed income:
   Undistributed net investment income                                     (4)
   Accumulated net realized gain on investment transactions                 0
   Net unrealized appreciation in value of investments                    259
NET ASSETS APPLICABLE TO OUTSTANDING SHARES                   $       101,476
Capital shares, $1.00 par value
        Authorized                                                 10,000,000
        Outstanding                                                    10,122
NET ASSET VALUE PER SHARE                                     $         10.03

Statement of Operations
Six Months Ended December 31, 1995 (unaudited)

INVESTMENT INCOME:
  Income:
    Dividends                                                      $       2
    Interest                                                           1,273
                                                                       1,275
  Expenses:
    Management fees (Note 3)                                              59
    Registration fees and other expenses                                   0
                                                                          59
      Net investment income                                            1,216

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Note 1):
  Realized gain from investment transactions
  (excluding commercial paper and repurchase
  agreements):
    Proceeds from sales of investments                                     0
    Cost of investments sold                                               0
      Net realized gain from investment transactions                       0
  Unrealized appreciation on investments:
    Beginning of period                                                    0
    End of period                                                        259
      Increase in net unrealized appreciation on investments             259
        Net gain on investments                                          259
          Increase in net assets resulting from operations     $       1,475

Statements of Changes in Net Assets

                                                            Six Months Ended
                                                            December 31, 1995
                                                               (unaudited)

INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                         $       1,216
  Net realized gain from investment transactions                            0
  Increase in net unrealized appreciation on investments                  259
    Net increase in net assets resulting from operations                1,475

DISTRIBUTIONS TO SHAREHOLDERS FROM:*
  Net investment income                                                (1,220)
  Net realized gain from investment transactions                            0
    Total distributions to shareholders                                (1,220)

INCREASE FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from 10,000  shares sold                                   100,000
  Net asset value of 122 shares issued for
    reinvestment of distributions                                       1,221
                                                                      101,221
  Cost of 0  shares redeemed                                                0
    Net increase from capital share transactions                      101,221
      Total increase in net assets                                    101,476

NET ASSETS:
  Beginning of period                                                       0
  End of period (including undistributed net investment
    income of ($4)                                            $       101,476
Distributions to shareholders:
  Income dividends per share                                  $       .122
  Capital gains distribution per share                        $       -

Notes to Financial Statements

1. SIGNIFICANT ACCOUNTING POLICIES - The Fund is registered under the Investment CompanyAct of 1940, as amended, as a diversified, open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Investments - Securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period or, if no sale was reported on that date, at the average of the last reported bid and asked prices. Securities traded over-the-counter are valued at the average of the last reported bid and asked prices. Short-term obligations are valued at amortized cost, which approximates market value. Investment transactions are recorded on the trade date. Interest income is reported daily. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

Federal and State Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal or state tax is required.

Equalization - The Fund uses the accounting practice known as equalization, by which a portion of the proceeds from sales and costs of redemption of capital shares, equivalent on a per share basis to the amount of undistributed net investment income on the date of the transactions, is credited or charged to undistributed income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of capital shares.

2. PURCHASES AND SALES OF SECURITIES - The aggregate amounts of security transactions during the period ended December 31, 1995 (excluding commercial paper and repurchase agreements), were as follows:
	Purchases   		$  75,684
        Proceeds from sales             -

3. MANAGEMENT FEES - Management fees, which include all normal expenses of the Fund other than taxes, fees and other charges of governmental agencies for qualifying the Fund's shares for sale, special legal fees, interest and brokerage commissions, are paid to Jones & Babson, Inc., an affiliated company. These fees are based on average daily net assets of the Fund at the annual rate of .85 of one percent of net assets. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc


This report has been prepared for the information os the Shareholders of Scout Balanced Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.